INCOME TAXES (Schedule Of Income Tax Expense) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
INCOME TAXES [Abstract]
Current income tax expense/(benefit)		¥ 20,040,148	¥ (3,810,926)	¥ 30,828,412
Deferred income tax (benefit)/expense	$ (1,100,256)	(7,127,238)	16,905,027	28,651,891
Income tax expense	$ 1,993,410	¥ 12,912,910	¥ 13,094,101	¥ 59,480,303